CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 624	$ 627
Restricted cash	39	165
Trade receivables and other current assets	933	955
Financial instrument assets	102	124
Due from related parties	1,404	1,427
Assets held for sale	12	0
Total current assets	3,114	3,298
Financial instrument assets	684	301
Equity-accounted investments	753	644
Property, plant and equipment, at fair value	38,696	44,038
Goodwill	692	854
Deferred income tax assets	56	102
Other long-term assets	134	184
Total Assets	44,129	49,421
Current liabilities
Accounts payable and accrued liabilities	571	807
Financial instrument liabilities	244	441
Due to related parties	544	456
Non-recourse borrowings	1,282	1,891
Provisions	13	19
Interests held in BRHC by the partnership	4,432	0
Total current liabilities	11,254	8,335
Financial instrument liabilities	408	1,376
Non-recourse borrowings	12,493	14,181
Deferred income tax liabilities	6,493	5,819
Provisions	416	926
Due to related parties	541	930
Other long-term liabilities	416	725
Equity
The partnership	1,341	5,787
Total Equity	12,108	17,129
Total Liabilities and Equity	44,129	49,421
Non-controlling interests
Current assets
Cash and cash equivalents	388	374
Property, plant and equipment, at fair value	21,261	24,429
Equity
Non-controlling interests	10,767	11,342
BEPC exchangeable and class A.2 exchangeable shares
Current liabilities
Exchangeable shares	4,168	0
Exchangeable and class B shares of BRHC
Current liabilities
Exchangeable shares	0	4,721
Participating non-controlling interests – in operating subsidiaries
Equity
Non-controlling interests	10,508	11,070
Total Equity	10,508	11,070
Participating non-controlling interests – in a holding subsidiary held by the partnership
Equity
Non-controlling interests	259	272
Total Equity	$ 259	$ 272